STOCKHOLDERS' EQUITY (Details 6)	9 Months Ended
Jun. 30, 2019 $ / shares shares
Warrant [Member]
Number of Shares | shares	6,269,673
Weighted Average Exercise Price	$ 4.41
Warrant One [Member]
Exercise Price	$ 1.02
Number of Shares | shares	194,354	[1]
Expiration Date	2024-05
Weighted Average Exercise Price	$ 1.02
Warrant Two [Member]
Exercise Price	$ 2.00
Number of Shares | shares	459,458	[2]
Expiration Date	2023-09
Weighted Average Exercise Price	$ 2.00
Warrant Three [Member]
Exercise Price	$ 2.34
Number of Shares | shares	1,050,000	[3]
Expiration Date	2023-03
Weighted Average Exercise Price	$ 2.34
Warrant Four [Member]
Exercise Price	$ 5.25
Number of Shares | shares	2,539,061
Expiration Date	2022-07
Weighted Average Exercise Price	$ 5.25
Warrant Five [Member]
Exercise Price	$ 5.25
Number of Shares | shares	1,675,000	[4]
Expiration Date	2022-07
Weighted Average Exercise Price	$ 5.25
Warrant Six [Member]
Exercise Price	$ 6.04
Number of Shares | shares	134,000	[5]
Expiration Date	2022-07
Weighted Average Exercise Price	$ 6.04
Warrant Seven [Member]
Exercise Price	$ 10.00
Number of Shares | shares	4,000
Expiration Date	2021-06
Weighted Average Exercise Price	$ 10.00
Warrant Eight [Member]
Exercise Price	$ 5.25
Number of Shares | shares	213,800	[6]
Expiration Date	2022-07
Weighted Average Exercise Price	$ 5.25

[1]	On May 28, 2019, the Company completed a direct offering of 2,776,491 shares of common stock to select investors. As part of the Fee Agreement, the Company agreed to pay the Placement Agent 194,354 warrants to purchase shares of common stock equal to 7.0% of the aggregate number of shares issued to Investors in the Offering.
[2]	On September 21, 2018, the Company entered into definitive agreements with George C. Carpenter IV, President and former Chief Executive Officer, Robin L. Smith, Chairman, as well as John Pappajohn, and Peter Unanue, each a director of the Company, and entities affiliated with Michal Votruba, a member of the Board of Directors of MYnd Analytics and Director of Life Sciences for the European-based RSJ-Gradus fund, relating to a private placement of an aggregate of 459,458 units for $1.85 per unit, with each unit consisting of one share of Common Stock and one Common Stock Purchase Warrant to purchase one share of Common Stock for $2.00 per share. The closing price per share of the Common Stock on the Nasdaq Stock Market on September 20, 2018 was $1.72 per share.
[3]	On March 29, 2018, the Company sold an aggregate of 1,050,000 units for $2.00 per Unit each consisting of one share of newly-designated Series A Preferred Stock, and one warrant in a private placement to three affiliates of the Company, for gross proceeds of $2.1 million. The private placement closed on March 29, 2018. The closing price per share of the Common Stock on the Nasdaq Stock Market on March 29, 2018 was $1.19 per share.
[4]	On July 19, 2017, the Company issued 1,675,000 shares of Common Stock and accompanying Warrants to purchase up to 1,675,000 shares of Common Stock in connection with an underwritten public offering.
[5]	As part of the underwritten public offering on July 19, 2017, the Company issued warrants to purchase 134,000 shares of common stock to the underwriters as part of the services performed by them in connection with the underwritten public offering.
[6]	On August 23, 2017, the Company issued warrants to purchase 213,800 shares of common stock to underwriters as part of the exercise of the overallotment option attributed to the July 2017 underwritten public offering.